Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 9: - LEASES

The Company has entered into various operating lease agreements for certain of its offices and car leases with original lease periods expiring between 2023 and 2028. Most of the lease agreements include one or more options to renew. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

Lease payments included in the measurement of the operating lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The implicit rate within the operating leases is generally not determinable; therefore, the Company uses its Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company's IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in the economic environments where the leased asset is located.

As of December 31, 2023, the Company’s assessment for the remaining lease term range between 0.9 years to 4.3 years.

The following table represents the weighted-average remaining lease term and discount rate:

	December 31,	December 31,
	2023	2022

Weighted average remaining lease term	1.20 years	1.51 years

Weighted average discount rate	4.86%	4.09%

The components of lease expense for the year ended December 31, 2023 were as follows:

	Year ended	Year ended
	December 31, 2023	December 31, 2022

Operating lease	$1,108	$969
Short-term lease	28	6
Total lease expense	$1,136	$975

Cash paid for amounts included in the measurement of operating lease liabilities was $818 and $730 during the years ended December 31, 2023 and 2022, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:

Operating Leases

2024	$1,101
2025	218
2026	195
2027	165
2028	39
Total operating lease payments	$1,718
Less: imputed interest	95
Present value of lease liabilities	$1,623